Mortgage Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010 sqft	Jan. 17, 2013 sqft	Mar. 09, 2012 sqft
Mortgage Loans on Real Estate [Line Items]
Area of real estate property (in square feet)	11,900,000		163,000	260,000	337,000
Non-cash impairment loss on mortgage loan receivable	$ 0	$ (9,235,000)	$ 0
Carrying amount of mortgage loans receivable	0	1,500,000
Recovery of losses on mortgage loan receivable	500,000	0	0
2100 Ross, B Piece [Member]
Mortgage Loans on Real Estate [Line Items]
Area of real estate property (in square feet)	844,000
Original investment in mortgage loan	6,900,000
Face amount of mortgage note receivable	10,000,000.0
Interest rate on mortgage (in hundredths)	6.10%
One Park Ten [Member]
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage note receivable	$ 1,500,000.0
Interest rate on mortgage (in hundredths)	7.30%